Property and Equipment and Vehicles Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property and Equipment and Vehicles Held for Sale [Abstract]
Property and Equipment and Vehicles Held for Sale
6.	Property and Equipment and Vehicles Held for Sale

Property and equipment consists of the following:

	March 31,	December 31,
	2014	2013

POS systems	$21,358	$21,358
Food service equipment	41,691	41,691
Truck equipment	5,346	5,346
Vehicles	347,685	567,384
Leasehold improvements	10,703	10,703
Computers	2,564	2,334
Furniture and fixtures	3,064	3,064
Total	432,411	651,880
Impairment of vehicles	-	(142,309)
Accumulated depreciation	(48,723)	(26,963)
Total property and equipment and vehicles held for sale	383,688	482,608
Vehicles held for sale	-	(77,390)
Total property and equipment	$383,688	$405,218

Depreciation expense for the three-month period ended March 31, 2014 and 2013 amounted to $21,760 and $2,129, respectively.

On August 8, 2013, the Company entered into an Asset Purchase Agreement. As part of the Asset Purchase Agreement, the Company purchased $543,439 worth of equipment and vehicles (see Note 15). The Company had an appraisal performed on the vehicles and recorded an impairment of $142,309, which is recorded as impairment of vehicles in the Company's accompanying consolidated statement of operations as of December 2013. (see Note 3 o. - Impairment of Long-Lived Assets).

As part of the audit process of its 2013 financial statements, and considering certain of the vehicles the Company had acquired pursuant to the Asset Purchase Agreement were either for sale or were idle, the Company tried to determine whether such vehicles' fair value was lower than their carrying value. The Company used the services of a qualified appraiser to determine the fair value of such vehicles. The level of the fair value hierarchy used by the appraiser was categorized as Level 3. While the appraisal considered the market value of comparable vehicles sold within the markets within the area the vehicles were located (market approach), the fair value was adjusted for certain customizations (e.g., kitchen equipment) which either increased or decreased its fair value. Additionally, the appraiser made allowances for the additional options a given vehicle has or its conditions.

The vehicles were remeasured on a non-recurring basis at December 31, 2013. The Company's executive management undertook to hire the appraiser who would ultimately perform the valuation of the vehicles. The highest and best use of the vehicles does not differ from their current or intended use.

In January 2014, the Company sold two vehicles with an aggregate carrying value of $77,390. Accordingly these vehicles have been classified as vehicles held for sale as of December 31, 2013. In consideration of the sale, one of the buyers assumed the obligations under a note payable which had a carrying value of $53,390 and the other buyer owes the Company $24,000 at March 31, 2014, which is recorded as other asset.

6.	Property and Equipment and Vehicles Held for Sale

Property and equipment consists of the following:

	December 31,	December 31,
	2013	2012

POS systems	$21,358	$17,209
Food service equipment	41,691	19,671
Truck equipment	5,346	-
Vehicles	567,384	3,500
Leasehold improvements	10,703	10,703
Computers	2,334	1,789
Furniture and fixtures	3,064	3,064
Total	651,880	55,936
Impairment of vehicles	(142,309)	-
Accumulated depreciation	(26,963)	(14,843)
Total property and equipment and vehicles held for sale	482,608	41,093
Reclassed vehicles to vehicles held for sale	(77,390)	-
Total property and equipment	$405,218	$41,093

Depreciation expense for the year ended December 31, 2013 and 2012 was $12,120 and $7,375, respectively. On August 8, 2013, the Company entered into an Asset Purchase Agreement. As part of the Asset Purchase Agreement, the Company purchased $543,439 worth of equipment and vehicles (see Note 17). The Company had an appraisal performed on the vehicles and recorded an impairment of $142,309, which is recorded as impairment of vehicles in the Company's accompanying consolidated statement of operations for the year ended December 2013. (see Note 3 o. - Impairment of Long-Lived Assets). During the year ended December 31, 2012, the Company sold a vehicle worth $2,640 net of accumulated depreciation of $960 and for cash of $1,199 and recorded a loss on sale of the vehicle of $1,440.

As part of the audit process of its 2013 financial statements, and considering certain of the vehicles the Company had acquired pursuant to the Asset Purchase Agreement were either for sale or were idle, the Company tried to determine whether such vehicles' fair value was lower than their carrying value. The Company used the services of a qualified appraiser to determine the fair value of such vehicles. The level of the fair value hierarchy used by the appraiser was categorized as Level 3. While the appraisal considered the market value of comparable vehicles sold within the markets within the area the vehicles were located (market approach), the fair value was adjusted for certain customizations (e.g., kitchen equipment) which either increased or decreased its fair value. Additionally, the appraiser made allowances for the additional options a given vehicle has or its conditions.

The vehicles were remeasured on a non-recurring basis at December 31, 2013. The Company's executive management undertook to hire the appraiser who would ultimately perform the valuation of the vehicles. The highest and best use of the vehicles does not differ from their current or intended use.

In January 2014, the Company sold two vehicles. Accordingly these vehicles have been classified as vehicles held for sale as of December 31, 2013.